UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

                                                                        11995 El Camino Real, Suite 303

                                                                                        San Diego, CA                             92130

                                                                                   (Address of principal executive offices)

                                                                                           (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Private Asset Management Fund

	Schedule of Investments
	September 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
3,650	AFLAC, Inc.	$ 143,117	1.66%

Aircraft Engines & Engine Parts
3,650	Honeywell, Inc.	130,889
2,050	United Technologies	191,429
		322,318	3.73%

Beverages
2,300	Diageo PLC	115,989	1.34%

Biological Products
2,750	Amgen, Inc. *	156,228
2,565	Biogen IDEC *	156,901
		313,129	3.63%

Commercial Banks, NEC
4,750	Citigroup	209,570	2.43%

Computer Communications Equipment
7,300	Cisco Systems, Inc. *	132,130	1.53%

Computer Storage Devices
7,500	EMC Corporation *	86,550
4,000	Sandisk Corp. *	116,480
		203,030	2.35%

Electromediacl & Electrotherapy
2,100	Medtronic Corp.	108,990	1.26%

Electronic & Other Electrical
7,200	General Electric Co.	241,776	2.80%

Electronic Computers
5,450	Dell Computer Corp. *	194,020
1,850	International Business Machines, Inc.	158,619
		352,639	4.08%

Electronic Connectors
5,200	TYCO Laboratories, Inc.	159,432	1.85%

Fire Marine & Casualty Insurance
3,450	Allstate Corp.	165,566	1.83%

Food & Kindred Products
4,000	Kraft Corp.	126,880
2,000	Unilever NV	115,600
		242,480	2.81%

Miscellaneous Manufacturing
5,000	International Game Technology	179,750	2.08%

Motors & Generators
2,550	Emerson Electric, Co.	157,820	1.83%

National Commercial Banks
4,774	Bank of America Corp.	206,857
6,640	Morgan (J.P.) & Co. , Inc.	263,807
2,600	PNC Bank Corp.	140,660
3,000	State Street	128,130
3,850	Wachovia Corp.	180,758
		920,212	10.19%

Orthopedic, Prosthetic & Surgical
2,125	Biomet, Inc.	99,620	1.15%

Paper Mills
2,300	Kimberly Clark Corp.	148,557	1.72%

Perfumes, Cosmetics & Other Toilet Preparations
2,750	Colgate-Palmolive Co.	124,245	1.44%

Petroleum Refining
3,800	British Petroleum	218,614
4,000	ChevronTexaco Corp.	214,560
4,800	Exxon Mobil	231,984
		665,158	7.70%

Pharmaceutical Preparations
3,500	Abbott Laboratories	148,260
6,100	Bristol Myers Squibb Co.	144,387
2,500	Merck & Co. , Inc.	82,500
7,000	Pfizer, Inc.	214,200
		589,347	6.82%

Plastic Materials, Synthetic Resins
2,350	PPG Industries, Inc.	144,008	1.67%

Plastic Materials, Synthetic Resins
5,500	Newell Rubbermaid, Inc.	110,220	1.28%

Primary Production of Aluminum
3,500	Aluminum Co. of America	117,565	1.36%

Pumps & Pumping Equipment
2,000	ITT Industries	159,980	1.56%

Radio & TV Broacasting
2,800	L-3 Communications Holdings	187,600	2.17%

Retail-Drug Stores and Proprieties
3,000	Walgreen Co.	107,490	1.24%

Retail-Eating Places
2,100	Wendy's International Inc.	70,560	0.82%

Retail-Lumber & Other Building
3,300	Home Depot, Inc.	129,360	1.50%

Retail-Variety Stores
2,950	Costco Wholesale Corp.	122,455	1.42%

Semiconductors & Related Devices
6,600	Intel Corp.	132,396	1.53%

Services-Consumer Credit Report
4,000	Equifax , Inc.	105,440	1.22%

Services-Prepackaged Software
6,600	Check Point Software *	112,002
7,750	Microsoft Corp.	214,288
		326,290	5.58%

Ship & Boat Building & Repairing
1,350	General Dynamics	137,835	1.60%

Special Industry Machinery, NE
6,000	Applied Materials, Inc. *	98,940	1.34%

Surgical & Medical Instruments
3,500	Baxter Labs	112,560
1,000	Boston Scientific Corp. *	39,730
		152,290	1.76%

Wholesale-Groceries & Related Products
3,250	Plantronics	140,530	1.63%

Wholesale-Groceries & Related Products
4,000	Sysco Corp.	119,680	1.39%

Wholesale-Medical & Dental
4,000	Johnson & Johnson	225,320	2.61%

Total for Common Stock (Cost $7,176,436)		$ 8,182,831	94.75%

Exchange Traded Funds
2,900	Nasdaq 100 (Cost $79,340)	101,848	1.18%

Cash and Equivalents
350,765	First American Treasury Obligation Fund Cl S .92% **	350,765	4.06%
	(Cost - $ 350,765)

	Total Investments	8,635,444	99.99%
	(Cost - $ 7,606,541)

	Other Assets less Liabilities	530	0.01%

	Net Assets	$ 8,635,974	100.00%

* Non-Income producing securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2004.

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,606,541 amounted to $1,028,904, which consisted of aggregate gross unrealized appreciation of $1,293,874 and aggregate gross unrealized depreciation of $264,970.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUNDS

By : /s/ Stephen J. Cohen

      Stephen J. Cohen

      President

Date           11/16/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

      Stephen J. Cohen

      President

Date           11/16/04

By : /s/ Michael D. Berlin

       Michael D. Berlin

      Chief Financial Officer

Date           11/16/04